Employee Benefit Plans (Summary Of Pension Obligations And Funded Status) (Details) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in Benefit Obligation
Benefit obligation, beginning of period		$ 290.3	$ 343.0	$ 287.0
Service cost		4.4	4.3	3.0
Interest cost		11.3	12.6	12.9
Plan participants’ contributions		0.7	0.7	0.6
Actuarial loss (gain)		9.8	(17.4)	58.1
Benefits paid		(19.1)	(13.9)	(15.6)
Settlements	$ (35.7)	0.0	(35.7)	0.0
Foreign currency exchange rate changes		(4.4)	(3.3)	(3.0)
Benefit obligation, end of period		293.0	290.3	343.0
Change in Plan Assets
Fair value of plan assets, beginning of period		207.5	258.9	248.0
Actual return on plan assets		18.9	(1.7)	23.9
Employer contributions		9.8	1.8	4.1
Foreign currency exchange rate changes		(3.7)	(2.6)	(2.1)
Settlements		0.0	(35.7)	0.0
Fair value of plan assets, end of period		214.1	207.5	258.9
Net funded status		(78.9)	(82.8)	(84.1)
Funded status recognized in the Consolidated Balance Sheets
Other assets—sundry		1.1	1.3	0.0
Other current liabilities		(0.4)	(0.4)	(0.4)
Other long-term liabilities		$ (79.6)	$ (83.7)	$ (83.7)